Bragg Capital Trust

11601 Wilshire Boulevard, Suite 1200

Los Angeles, California 90025

December 3, 2020

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Bragg Capital Trust
File Nos. 333-85850 and 811-21073
Rule 497(j) Certification

Ladies and Gentlemen:

The undersigned officer of Bragg Capital Trust (the “Company”) does hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that:

1. The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 36 to the Company’s Registration Statement on Form N-1A filed by the Company on November 27, 2020, which became effective November 30, 2020 (“PEA 36”). This is the most recent amendment to such Registration Statement; and

2. The text of PEA 36 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system (Accession No. 0001104659-20-130158).

Very truly yours,

BRAGG CAPITAL TRUST

By: /s/ J. Richard Atwood
J. Richard Atwood
President